COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		1 Months Ended			3 Months Ended		12 Months Ended
	Apr. 03, 2018	Apr. 01, 2018	Mar. 27, 2018	Sep. 30, 2017	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating lease liability					$ 118,229	$ 0	$ 140,129
Estimated incremental borrowing rate					10.00%		10.00%
Future lease payments					$ 127,315		$ 152,543
Marketing Fees expenses							82,983
Operating lease liability					84,286		90,982	$ 0
Sales generated					405,886	121,913	1,210,242	566,136
Accrued officers compensation					837,800		813,050	811,250
Royalty expense					15,964	75,188	$ 198,002	33,664
Minimum [Member]
Agreements term description
Royalty expense							$ 137,267	65,000
Nine Investors [Member] | Securities Purchase Agreement [Member] | First Tranche
Agreements term description	Both agreements have a term of 24 months (to June 30, 2020).
Salary per annum	$ 265,000
Compensation of stock award	300,000
QVC, Inc [Member]
Marketing Fees expenses					53,724
Sales generated					252,340		366,959
Customer Two [Member]
Sales generated							105,608
Customer One [Member]
Sales generated							119,640
Employment Agreement [Member]
Accrued officers compensation					837,800	813,050	813,050	811,250
Employment Agreement [Member] | 50% to Iconic [Member]
Accrued officers compensation							207,500
Accounts payable and accrued expenses								207,500
Compensation allocated					51,875		0	155,625
Employment Agreement [Member] | 40% To Bellissima [Member]
Accrued officers compensation							166,000
Accounts payable and accrued expenses								166,000
Compensation allocated					51,875		124,500	124,500
Employment Agreement [Member] | Chief Executive Officer [Member]
Accrued officers compensation							415,000	311,250
Salary per annum	$ 150,000	$ 150,000
Compensation of stock award	100,000	100,000
Accounts payable and accrued expenses								311,250
Employment Agreement [Member] | 10% To BiVi [Member]
Accrued officers compensation							41,500
Accounts payable and accrued expenses								41,500
Compensation allocated							31,125	$ 31,125
Employment Agreement [Member] | Bellissima, Iconic And BiVi [Member]
Accounts payable and accrued expenses							$ 415,000
Endorsement Agreement [Member]
Agreements term description		(1) Initial Share Award of 100,000 shares of Iconic common stock (which was issued on February 24, 2020); (2) $75,000 year 2020 cash compensation (which was paid March 6, 2020); (3) $75,000 year 2021 cash compensation payable on or before February 15, 2021; and (4) Year 2021 Second Share Award of that number of shares of Iconic common stock equal to $75,000 based upon the average closing price of the common stock for the five trading days immediately preceding February 15, 2021.
License fees					16,495
Prepaid license fees					$ 126,005
License Agreement [Member] | Bellissima Spirits LLC [Member]
Royalty fee for future period, description				Royalty Fee equal to 10% of monthly gross sales (12.5% for sales in excess of defined Case Break Points) of Bellissima Brand products payable monthly. The Bellissima Licensor has the right to terminate the endorsement if Bellissima fails to sell 10,000 cases of Bellissima Brand products in year 1, 15,000 cases in year 2, or 20,000 cases in year 3 and each subsequent year.
License Agreement [Member] | Bivi [Member]
Royalty fee for future period, description					BiVi is obligated to pay the BiVi Licensor a Royalty Fee equal to 5% of monthly gross sales of BiVi Brand products payable monthly subject to an annual Minimum Royalty Fee
Royalty fee, year 1					$ 100,000		$ 100,000
Royalty fee, year 2					150,000		150,000
Royalty fee, year 3					165,000		165,000
Royalty fee, year 4					181,500		181,500
Royalty fee, year 5					199,650		199,650
Royalty fee, year 6					$ 219,615		$ 219,615
License Agreement [Member] | Hooters Marks [Member]
Royalty fee for future period, description					Advance payment of $30,000 to the Licensor to be credited towards royalty fees payable to Licensor. On September 6, 2018, the $30,000 advance payment was paid to the Licensor. The Agreement also provides for United’s payment of a marketing contribution equal to 2% of the prior year’s net sales of the Licensed Products.		Advance payment of $30,000 to the Licensor to be credited towards royalty fees payable to Licensor. On September 6, 2018, the $30,000 advance payment was paid to the Licensor. The Agreement also provides for United’s payment of a marketing contribution equal to 2% of the prior year’s net sales of the Licensed Products.
Royalty fee, year 1						65,000		$ 65,000
Royalty fee, year 2						255,000		255,000
Royalty fee, year 3						315,000		315,000
Royalty fee, year 4						315,000		315,000
Royalty fee, year 5						360,000		360,000
Royalty fee, year 6						420,000		$ 420,000
Royalty expense					$ 4,406	$ 63,750
Lease Agreement [Member]
Monthly rent			$ 4,478
Lease agreement description			The extension has a term of three years from February 1, 2018 to January 31, 2021
Lease Agreement [Member] | On January 1, 2019 [Member] | Two Officers [Member] | United Spirits, Inc [Member]
Monthly rent					$ 3,930
Lease agreement description					The agreement has a term of three years from January 1, 2019 to December 31, 2021
Distribution Agreement [Member] | May 1, 2015 [Member]
Distribution fee					$ 1.00		$ 1.00
Compensation Arrangements [Member] | Chief Executive Officer [Member]
Agreements term description		Both agreements have a term of 24 months (to June 30, 2020).
Salary per annum		$ 265,000
Compensation of stock award		300,000
Additional Paid-in Capital [Member]
Monthly rent							$ 3,930
Lease agreement description							The agreement has a term of three years from January 1, 2019 to December 31, 2021